CONTINGENCIES (Details) - Great Lakes v. Essar Steel Minnesota LLC, et al. - Great Lakes - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Sep. 16, 2015	Oct. 29, 2009	Apr. 30, 2017	Dec. 31, 2017
Contingencies
Judgement awarded			$ 31.5	$ 31.5
Essar
Contingencies
Recovery sought		$ 33.0
Judgement awarded	$ 32.9